Real Estate Investments (Properties Sold and Assets Held-for-sale) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale	$ 70,674	$ 52,397
Assets Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Land	4,051	5,285
Buildings, fixtures and improvements	66,623	47,112
Assets held for sale	$ 70,674	$ 52,397